Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Excess Cash Flow (Details) - Senior Secured Term Loan Facility And Multicurrency Revolving Credit Facility - Senior Facilities Agreement
Dec. 31, 2022
Greater than 5.00:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow
Prepayment as a percentage of excess cash flow	50.00%
Equal to or less than 5.00:1 but greater than 4.50:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow
Prepayment as a percentage of excess cash flow	25.00%
Equal to or less than 4.50:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow
Prepayment as a percentage of excess cash flow	0.00%